UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

         Merrill Lynch Index Funds, Inc.
         P.O. Box 9011
         Princeton, NJ  08543

 ----------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of
     securities of the issuer, check the box but do not list
     series or classes):                                          [X]

----------------------------------------------------------------------------

3.   Investment Company Act File Number:                 811-7899

     Securities Act File Number:                         333-15265

 ----------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed: December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 ----------------------------------------------------------------------------

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal year
          pursuant to section 24(f):                             $1,175,377,900
                                                                  -------------

    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                   $956,724,310
                                              -----------
    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were
          not previously used to reduce
          registration fees payable to the
          Commission:                        $0
                                              -----------

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                          - $956,724,310
                                                                    -----------

     (v)  Net sales - if Item 5(i)is greater than
          Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:         $218,653,590
                                                                    -----------

     (vi) Redemption credits available for use
          in future years - if Item 5(i) is
          less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:        $0
                                              -----------

    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                    x .00008090
                                                                    -----------

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):               = $17,689.08
                                                                     ===========
-----------------------------------------------------------------------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting
         an amount of securities that were registered under the
         Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
         securities (number of shares or other units)
         deducted here:                                                   0
                                                                    -----------

         If there is a number of shares or other units that were
         registered pursuant to rule 24e-2 remaining unsold at the
         end of the fiscal year for which this form is filed that
         are available for use by the issuer in future fiscal years,
         then state that number here:                                    0
                                                                    -----------
  -----------------------------------------------------------------------------

7.   Interest due - if this Form is being filed more
     than 90 days after the end of the issuer's fiscal
     year (see Instruction D):                                     + $0
                                                                   ------------
 ----------------------------------------------------------------------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:                  = $17,689.08
                                                                   ------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                               March 17, 2003

        Method of Delivery:

              [X] Wire Transfer

              [ ] Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                                                  /s/ Brian D. Stewart
                                                ---------------------------
                                                Brian D. Stewart
                                                Secretary


Date: March 17, 2003



* Please print the name and title of the signing officer below the signature.





                                                                               3